Exhibit 99.1

CRVNA 2021-P1 Servicer Report

Distribution Date:	3/10/2022
Collection Period:	2/1/2022	Through	2/28/2022
Accrual Period:	2/10/2022	Through	3/9/2022

	Principal Balance Rollforward of Receivables and Additonal Collection Activity

	Principal		Unit Reconciliation	Principal Reconciliation
(1)	Beginning Pool Balance	(1)	17,283	279,405,045.51
(2)	Collateral Pledged (Subsequent Receivables Acquired in Collection Period)	(2)	0	0.00
(3)	Collateral Takeout & Unwinds	(3)	0	0.00
(4)	Principal Collections	(4)
(5)	Total collections allocable to principal & Units Paid in Full	(5)	349	9,904,807.90
(6)	Purchased Receivables & receivables purchased pursuant to section 6.1	(6)	0	0.00
(7)	Charged-Off Losses (Gross)	(7)
(8)	Charged-off Losses (system current period)	(8)	20	266,121.74

(9)	Ending Pool Balance	(9)	16,914	269,234,115.87

	Interest, Fees and Recoveries
(10)	Collections allocable to interest	(10)		1,901,781.74
(11)	Collections from Recoveries (prior charge-offs)	(11)		148,869.69
(12)	All other amounts and fees received and not allocable to principal	(12)		4,899.10

(13)	Total non-Principal Collections	(13)		2,055,550.53

	Principal Balance Roll-Forward of Notes

(14)	Original Pool Balance as of Cutoff Date		(14)	415,000,001.42
(15)	The Pool Factor as of the close of business on the last day set forth above {(9)/(14)}		(15)	64.88%

(16)	Original Class A-1 Note Balance		(16)	50,000,000.00
(17)	Beginning Class A-1 Note Balance		(17)	0.00
(18)	Class A-1 Monthly Parity Deficit Amount		(18)	0.00
(19)	Class A-1 Regular Principal Payment Amount		(19)	0.00

(20)	Class A-1 Note Balance after Class A-1 Monthly Principal Payment		(20)	0.00
(21)	Class A-1 Pool Factor {(20)/(16)}		(21)	0.00%

(22)	Original Class A-2 Note Balance		(22)	130,000,000.00
(23)	Beginning Class A-2 Note Balance		(23)	39,840,045.49
(24)	Class A-2 Monthly Parity Deficit Amount		(24)	5,605,929.62
(25)	Class A-2 Regular Principal Payment Amount		(25)	4,565,000.02

(26)	Class A-2 Note Balance after Class A-2 Monthly Principal Payment		(26)	29,669,115.85
(27)	Class A-2 Pool Factor {(26)/(22)}		(27)	22.82%

(28)	Original Class A-3 Note Balance		(28)	130,000,000.00
(29)	Beginning Class A-3 Note Balance		(29)	130,000,000.00
(30)	Class A-3 Monthly Parity Deficit Amount		(30)	0.00
(31)	Class A-3 Regular Principal Payment Amount		(31)	0.00

(32)	Class A-3 Note Balance after Class A-3 Monthly Principal Payment		(32)	130,000,000.00
(33)	Class A-3 Pool Factor {(32)/(28)}		(33)	100.00%

(34)	Original Class A-4 Note Balance		(34)	68,000,000.00
(35)	Beginning Class A-4 Note Balance		(35)	68,000,000.00
(36)	Class A-4 Monthly Parity Deficit Amount		(36)	0.00
(37)	Class A-4 Regular Principal Payment Amount		(37)	0.00

(38)	Class A-4 Note Balance after Class A-4 Monthly Principal Payment		(38)	68,000,000.00
(39)	Class A-4 Pool Factor {(38)/(34)}		(39)	100.00%

(40)	Original Class B Note Balance		(40)	14,000,000.00
(41)	Beginning Class B Note Balance		(41)	14,000,000.00
(42)	Class B Monthly Parity Deficit Amount		(42)	0.00
(43)	Class B Regular Principal Payment Amount		(43)	0.00

(44)	Class B Note Balance after Class B Monthly Principal Payment		(44)	14,000,000.00
(45)	Class B Pool Factor {(44)/(40)}		(45)	100.00%

(46)	Original Class C Note Balance		(46)	16,000,000.00
(47)	Beginning Class C Note Balance		(47)	16,000,000.00
(48)	Class C Monthly Parity Deficit Amount		(48)	0.00
(49)	Class C Regular Principal Payment Amount		(49)	0.00

(50)	Class C Note Balance after Class C Monthly Principal Payment		(50)	16,000,000.00
(51)	Class C Pool Factor {(50)/(46)}		(51)	100.00%

(52)	Original Class D Note Balance		(52)	7,000,000.00
(53)	Beginning Class D Note Balance		(53)	7,000,000.00
(54)	Class D Monthly Parity Deficit Amount		(54)	0.00
(55)	Class D Regular Principal Payment Amount		(55)	0.00

(56)	Class D Note Balance after Class D Monthly Principal Payment		(56)	7,000,000.00
(57)	Class D Pool Factor {(56)/(52)}		(57)	100.00%

(58)	Original Class N Note Balance		(58)	17,000,000.00
(59)	Beginning Class N Note Balance		(59)	1,588,104.51
(60)	Class N Regular Principal Payment Amount		(60)	1,355,316.84

(61)	Class N Note Balance after Class N Monthly Principal Payment		(61)	232,787.67
(62)	Class N Pool Factor {(61)/(58)}		(62)	1.37%

	Overcollateralization & Principal Payment Calculation

(63)	Overcollateralization in Dollars		(63)	4,565,000.02
(64)	Overcollateralization Percentage		(64)	1.10%
(65)	Overcollateralization Target %		(65)	1.10%

(66)	Total Available Cash		(66)	11,960,358.43
(67)	Distributions in priority to Regular PDA		(67)	(6,037,182.99)

(68)	Cash available to principal		(68)	5,923,175.44

(69)	Beginning of Period AAA through BBB Note Balance {sum of (17,23,29,35,41, 47, 53)}	(69)		274,840,045.49
(70)	Ending Collateral Balance {(9)}	(70)	269,234,115.87
(71)	OC Target Amount {(14)*(65)}	(71)	4,565,000.02

(72)	Required ProForma Note Balance	(72)		264,669,115.85

(73)	Excess	(73)		10,170,929.64

(74)	Regular PDA {lesser of (68) and (73)}	(74)		4,565,000.02

	Reserve Account & Class N Reserve Account Reconciliation

	(a) Reserve Account Rollforward
(75)	Specified Reserve Account Amount {(14) * 0.5%}		(75)	2,075,000.00
(76)	Aggregate Note Balance after all distributions {sum of (20,26,32,38,44,50,56)}		(76)	264,669,115.85
(77)	Specified Reserve Amount {Lesser of (75),(76)}		(77)	2,075,000.00

(78)	Beginning of Period Reserve Account Balance		(78)	2,075,000.00
(79)	Amount withdrawn from the Reserve Account		(79)	0.00
(80)	Amount deposited to the Reserve Account		(80)	0.00

(81)	Ending Reserve Account Balance			(81)	2,075,000.00

	(b) Class N Reserve Account Rollforward
(82)	Specified Class N Reserve Account Amount			(82)	207,500.00
(83)	Aggregate Class N Note Balance after all distributions			(83)	232,787.67
(84)	Specified Class N Reserve Amount			(84)	207,500.00

(85)	Beginning of Period Class N Reserve Account Balance			(85)	207,500.00
(86)	Amount withdrawn from the Reserve Account			(86)	0.00
(87)	Amount deposited to the Reserve Account			(87)	0.00

(88)	Ending Class N Reserve Account Balance			(88)	207,500.00

	Performance Data for the Collection Period

	Loss Data
	(a) Gross Losses
(89)	Aggregate Gross Charged-Off Receivables losses as of the last day of the previous Collection Period			(89)	1,774,044
(90)	Gross Charged-Off Receivables losses occurring in current Collection Period {(7)}			(90)	266,122

(91)	Aggregate Gross Charged-Off Receivables losses as of the last day of the current Collection Period			(91)	2,040,166

	(b) Liquidation Proceeds
(92)	The aggregate amount of Liquidation Proceeds as of the last day of the previous Collection Period			(92)	586,088
(93)	Gross Liquidation Proceeds occurring in the current Collection Period {(11)}			(93)	148,870
(94)	Less Liquidation Expenses incurred in the current Collection Period			(94)	(8,703)

(95)	The aggregate amount of Liquidation Proceeds as of the last day of the current Collection Period			(95)	726,255

	(c) Net Losses
(96)	The aggregate amount of Net Charged-Off Receivables losses as of the last day of the previous Collection Period			(96)	1,187,956
(97)	Net Charged-Off Receivables losses occurring in current Collection Period {(7)-(11)-(94)}			(97)	125,955

(98)	The aggregate amount of Net Charged-Off Receivables losses as of the last day of the current Collection Period			(98)	1,313,911

	(d) Historical Net Loss Data

			Average Principal Balance	Net Loss Amount	Net Loss Percentage
	Net Losses in Third Preceding Collection Period		307,025,806	105,901	0.03%
	Net Losses in Second Preceding Collection Period		295,913,195	148,365	0.05%
	Net Losses in First Preceding Collection Period		284,810,932	199,315	0.07%
	Net Losses in Current Collection Period		274,319,581	125,955	0.05%

	Delinquency Data
	(d) The number of Receivables and the aggregate principal balance for which Obligors are delinquent as of the last day of the Collection Period		Current Collection Period		12

			Delinquency Bucket	No. of Receivables	Principal Balance
(99)		(99)	31-60	136	2,347,382.52
(100)		(100)	61-90	60	1,069,970.57
(101)		(101)	91-120	13	202,315.09
(102)		(102)	Total Delinquencies	209	3,619,668.18
(103)	Receivables greater than 60 days delinquent at end of Collection Period	(103)			0.47%
(104)	Delinquency Trigger Level (based on Current Collection Period)	(104)			2.00%

	Statistical Data

	(e) Pool Statistics in the Collection Period		Original	Prev. Month	Current
(105)	Weighted Average APR of the Receivables	(105)	8.19%	8.19%	8.18%
(106)	Weighted Average Remaining Term of the Receivables	(106)	69.00	59.05	58.07
(107)	Weighted Average Original Term of the Receivables	(107)	70.00	70.04	70.06
(108)	Average Principal Balance	(108)	19,208	16,166	15,918
(109)	Net Losses in Period {(97)}	(109)	0.00	199,314.67	125,954.98
(110)	Aggregate Realized Losses {(98)}	(110)	0.00	1,187,955.95	1,313,910.93
(111)	Aggregate Realized Loss percentage {(98)/(14)}	(111)	0.00%	0.29%	0.32%
(112)	Number of Receivables at End of Collection Period	(112)	21,606	17,283	16,914

	Extension Data
	(f) Collection Period Extension Data
(113)	Number of receivables extended in Collection Period (A)			(113)	13
(114)	Principal Balance of receivables extended in Collection Period (B)			(114)	246,267.81
(115)	Total number of receivables in Grantor Trust at beginning of Collection Period (C)			(115)	17,283
(116)	Pool Balance as of the beginning of the Collection Period (D)			(116)	279,405,045.51
(117)	Ratio of (A) over (C)			(117)	0.08%
(118)	Ratio of (B) over (D)			(118)	0.09%

	Amounts Deposited into the Collection Account

	Available Principal
(119)	Collections allocable to principal {(5)}			(119)	9,904,807.90
(120)	Current Period Liquidation Proceeds Gross of Servicer Liquidation Reimbursements {(11)}			(120)	148,869.69
(121)	Purchase Amount of Receivables (Purchased Receivables & receivables purchased pursuant to section 6.1)			(121)	0.00
(122)	Purchase Amount for Collateral Takeout & Unwinds			(122)	0.00

(123)	Total Collected Principal			(123)	10,053,677.59

	Collected Interest and Supplemental Servicing Fees
(124)	Collections allocable to interest {(10)}			(124)	1,901,781.74
(125)	Collections allocable to Supplemental Servicing Fees {(12)}			(125)	4,899.10

(126)	Total Collected Interest and Supplemental Servicing Fees			(126)	1,906,680.84

(127)	Excess amount withdrawn from Reserve Account {(79)}			(127)	0.00

(128)	Amount deposited to Collection Account			(128)	11,960,358.43

	Calculation and Allocation of Priority PDA

	Class	Note Balance	Pool Balance	PDA Required	Cash Available	Cash Allocated to PDA	Priority PDA Payment
(129)	Class A-1	0.00	269,234,115.87	0.00	11,574,005.07	0.00	0.00
(130)	Class A-2	39,840,045.49	269,234,115.87	0.00	11,574,005.07	0.00	5,605,929.62
(131)	Class A-3	169,840,045.49	269,234,115.87	0.00	11,574,005.07	0.00	0.00
(132)	Class A-4	237,840,045.49	269,234,115.87	0.00	11,574,005.07	0.00	0.00
(133)	Class B	251,840,045.49	269,234,115.87	0.00	11,560,121.73	0.00	0.00
(134)	Class C	267,840,045.49	269,234,115.87	0.00	11,539,721.73	0.00	0.00
(135)	Class D	274,840,045.49	269,234,115.87	5,605,929.62	11,529,105.07	5,605,929.62	0.00

	Calculation of Interest Distributable Amount

	Class	BOM Note Bal.	Interest Carryover	Note Interest Rates	Days	Days Basis Rate	Calculated Interest
(136)	Class A-1	0.00	0	0.15590%	28	7.78%	0.00
(137)	Class A-2	39,840,045.49	0	0.28%	30	8.33%	9,296.01
(138)	Class A-3	130,000,000.00	0	0.54%	30	8.33%	58,500.00
(139)	Class A-4	68,000,000.00	0	0.86%	30	8.33%	48,733.33
(140)	Class B	14,000,000.00	0	1.19%	30	8.33%	13,883.33
(141)	Class C	16,000,000.00	0	1.53%	30	8.33%	20,400.00
(142)	Class D	7,000,000.00	0	1.82%	30	8.33%	10,616.67
(143)	Class N	1,588,104.51	0	2.16%	30	8.33%	2,858.59

Cash Distributions for Activity in Collection Period (Waterfall)

			Pursuant to
			Paid per Indent 2.7(b)	Shortfall	Change from Prior Period
	Total Deposited to Collection Account		11,960,358.43	0.00	-5.2%
	Supplemental Servicing Fees		4,899.10	0.00	-7.4%
	Unpaid Supplemental Servicing Fees from prior Distribution Date		0.00	0.00	0.0%
	Servicer Liquidation Reimbursements		8,702.93	0.00	-1.6%
	Unpaid Servicer Liquidation Reimbursements from prior Distribution Date		0.00	0.00	0.0%
	Available Funds		11,946,756.40	0.00	-5.2%

1	Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes)	1.00%	232,837.54	0.00	-3.7%
	Servicing Fee Payable from Servicing Strip Amount	0.57%	132,717.40	0.00	-3.7%
	Servicing Strip Amount distributed to Class XS Notes	0.43%	100,120.14	0.00	-3.7%
	Unpaid Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes)		0.00	0.00	0.0%
2	Indemnity amounts due to Backup Servicer as successor servicer		0.00	0.00	0.0%
	Fees due to:
	Indenture Trustee		1,500.00	0.00	0.0%
	Owner Trustee		0.00	0.00	0.0%
	Grantor Trust Trustee		0.00	0.00	0.0%
	Administrator		83.33	0.00	0.0%
	Regulatory Filing Fees		1,950.00	0.00	0.0%
	Collateral Custodian		4,351.12	0.00	188.8%
	Asset Representations Reviewer		0.00	0.00	0.0%
	Rating Agency		12,750.00	0.00	0.0%
3	Backup Servicer Fee		2,750.00	0.00	0.0%
4	Class A Interest Distributable Amount		116,529.34	0.00	-2.1%
5	First Priority PDA		0.00	0.00	0.0%
6	Class B Interest Distributable Amount		13,883.33	0.00	0.0%
7	Second Priority PDA		0.00	0.00	0.0%
8	Class C Interest Distributable Amount		20,400.00	0.00	0.0%
9	Third Priority PDA		0.00	0.00	0.0%
10	Class D Interest Distributable Amount		10,616.67	0.00	0.0%
11	Fourth Priority PDA		5,605,929.62	0.00	-10.3%
12	Reserve Account (amount required to fund Reserve Account to required amount)		0.00	0.00	0.0%
13	Regular PDA (other than Class N and Class XS Notes)		4,565,000.02	0.00	0.0%
14	Class N interest Distributable Amount		2,858.59	0.00	-46.4%
15	Class N Reserve Account (amount required to fund Class N Reserve Account to req. amount)		0.00	0.00	0.0%
16	Class N Principal Distribution Amount (until paid-in-full)		1,355,316.84	0.00	-1.3%
17	Unpaid indemnity amounts due to Backup Servicer as successor servicer		0.00	0.00	0.0%
	Unpaid Fees due to:
	Indenture Trustee		0.00	0.00	0.0%
	Owner Trustee		0.00	0.00	0.0%
	Grantor Trust Trustee		0.00	0.00	0.0%
	Administrator		0.00	0.00	0.0%
	Collateral Custodian		0.00	0.00	0.0%
	Asset Representations Reviewer		0.00	0.00	0.0%
	Rating Agency		0.00	0.00	0.0%
	Backup Servicer		0.00	0.00	0.0%
18	To holders of the certificates, any remaining amounts		0.00	0.00	0.0%